Pension Plans and Other Postretirement Benefits (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments

	2012	2013	2014	2015	2016	2017-2021
Domestic pension plans	$2	$3	$3	$4	$4	$41
Foreign pension plans	6	6	6	8	6	43

Total	$8	$9	$9	$12	$10	$84

Changes in accumulated postretirement benefit obligation

	2011	2010
Balance at January 1	$94	$80
Service cost for benefits earned	1	1
Interest cost on benefit obligations	5	5
Actuarial loss	5	8
Benefits paid	(2)	(1)
Employee Contributions	—	—
Plan amendments	1	1

Balance at December 31	$104	$94

Schedule of net benefit costs

	Pension		Postretirement
	Fiscal three-month period ended
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Service cost	$5	$7	$1	$1
Interest cost	3	3	1	1
Amortization of prior service cost (benefit)	—	—	—	—
Expected return on plan assets	(2)	(1)	—	—

Total	$6	$9	$2	$2

	Pension		Postretirement
	Fiscal nine-month period ended
	September 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
Service cost	$19	$20	$2	$1
Interest cost	9	8	3	3
Amortization of prior service cost (benefit)	—	—	1	1
Expected return on plan assets	(6)	(4)	—	—

Total	$22	$24	$6	$5

Components of Domestic and foreign Net periodic pension cost

	Domestic			Foreign
	Year ended December 31,			Year ended December 31,
	2011	2010	2009	2011	2010	2009
Expected return on plan assets	$(5)	$(4)	$(2)	$(1)	$(1)	$(1)
Service cost for benefits earned	19	15	16	7	6	5
Interest cost on benefit obligation	7	5	3	4	3	4
Prior service benefit	(1)	(1)	(1)	—	—	—
Net actuarial (gain) loss recognized	—	(1)	—	1	—	—
Curtailment gain	(6)	—	—	—	—	—

	$14	$14	$16	$11	$8	$8

Weighted average assumptions used to determine benefit obligations

	Domestic			Foreign
	2011	2010	2009	2011	2010	2009
Discount rate	5.02%	5.60%	6.10%	3.00%	2.58%	3.41%
Compensation increases	4.25%	4.38%	4.36%	2.25%	2.06%	2.32%
Expected return on assets	7.50%	8.00%	8.00%	2.72%	2.71%	2.93%

Projected Benefit Obligation

	Total		Domestic		Foreign
	2011	2010	2011	2010	2011	2010
Balance at January 1	$258	$191	$113	$73	$145	$118
Service cost for benefits earned	26	21	19	15	7	6
Interest cost on benefit obligations	11	8	7	5	4	3
Participant contributions	—	—	—	—	—	—
Plan amendments	(4)	3	—	3	(4)	—
Actuarial loss (gain)	4	35	21	18	(17)	17
Benefits paid	(7)	(6)	(1)	(1)	(6)	(5)
Exchange rate adjustments	3	6	—	—	3	6
Plan curtailments	(6)	—	(6)	—	—	—

Balance at December 31	$285	$258	$153	$113	$132	$145

Accumulated Benefit Obligation

	Total		Domestic		Foreign
	2011	2010	2011	2010	2011	2010
Balance at December 31	$241	$222	$118	$84	$123	$138

Company's pension plans with accumulated benefit obligations

	Total		Domestic		Foreign
	2011	2010	2011	2010	2011	2010
Funded plans with assets less than ABO
Plan assets	$103	$89	$70	$57	$33	$32
Accumulated benefit obligations	184	158	102	73	82	85
Projected benefit obligations	227	189	137	97	90	92
Unfunded plans
Accumulated benefit obligations	57	64	16	11	41	53
Projected benefit obligations	58	69	16	16	42	53

Components of the change in plan assets

	Total		Domestic		Foreign
	2011	2010	2011	2010	2011	2010
Balance at January 1	$89	$69	$57	$40	$32	$29
Actual gain (loss) on plan assets	(1)	6	—	6	(1)	—
Employer contributions	18	16	14	12	4	4
Participant contributions	—	—	—	—	—	—
Benefits paid	(4)	(6)	(1)	(1)	(3)	(5)
Terminations and other	—	—	—	—	—	—
Exchange rate adjustments	1	4	—	—	1	4

Balance at December 31	$103	$89	$70	$57	$33	$32

Percentage of the fair value of total plan assets

	Domestic		Foreign
	2011	2010	2011	2010
Cash and cash equivalents	100%	1%	1%	1%
Equity securities	—%	61%	17%	32%
Government bonds	—%	19%	5%	14%
Corporate Bonds	—%	19%	20%	21%
Insurance contracts	—%	—%	51%	27%
Other	—%	—%	6%	5%

Total	100%	100%	100%	100%

Company's fair value on a recurring basis

	Level 1	Level 2	Level 3	Total
Domestic Assets
Cash and cash equivalents	$70	$—	$—	$70

Total assets at fair value	$70	$—	$—	$70

Foreign Assets
Cash and cash equivalents	$—	$—	$—	$—
Equity securities	5	—	—	5
Government bonds	2	—	—	2
Corporate bonds	7	—	—	7
Insurance contracts	—	17	—	17
Other	2	—	—	2

Total assets at fair value	$16	$17	$—	$33

	Level 1	Level 2	Level 3	Total
Domestic Assets
Cash and cash equivalents	$1	$—	$—	$1
Equity securities	34	—	—	34
Government bonds	11	—	—	11
Corporate bonds	11	—	—	11

Total assets at fair value	$57	$—	$—	$57

Foreign Assets
Cash and cash equivalents	$—	$—	$—	$—
Equity securities	10	—	—	10
Government bonds	4	—	—	4
Corporate bonds	7	—	—	7
Insurance contracts	—	9	—	9
Other	—	2	—	2

Total assets at fair value	$21	$11	$—	$32

Company's assets and liabilities for principal defined benefit pension plans

December 31	Total		Domestic		Foreign
	2011	2010	2011	2010	2011	2010
Funded status:
Fair value of plan assets	$103	$89	$70	$57	$33	$32
Projected benefit obligation	(285)	(258)	(153)	(113)	(132)	(145)

Pension liability recognized	$(182)	$(169)	$(83)	$(56)	$(99)	$(113)

Amounts recorded in shareholder’s deficit (pre-tax)
Prior service benefit	$(6)	$(3)	$(2)	$(3)	$(4)	$—
Net actuarial loss	31	21	25	—	6	21

Total	$25	$18	$23	$(3)	$2	$21

Defined benefit postretirement health coverage [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated future benefit payments

	2012	2013	2014	2015	2016	2016-2021
Gross	$3	$4	$5	$6	$7	$44
Expected Medicare Part D subsidy	—	—	—	—	—	—

Net	$3	$4	$5	$6	$7	$44